7 INTANGIBLE ASSETS (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Less amortization	$ 8,764,704
Intangible assets, net	8,764,704	$ 3,114,513
Ameri Georgia
Intangible assets, gross	1,815,000
Less amortization	484,000
Intangible assets, net	1,331,000
DCM
Intangible assets, gross	5,400,000
Less amortization	450,000
Intangible assets, net	4,950,000
BigTech
Intangible assets, gross	595,000
Less amortization	59,500
Intangible assets, net	535,500
Virtuoso
Intangible assets, gross	900,000
Less amortization	63,750
Intangible assets, net	$ 836,250